DEFERRED TAX ASSETS/(LIABILITIES) - MATURITY ANALYSIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	¥ 769,911	¥ 496,920	¥ 366,348
Deferred tax liabilities	(127,935)	(132,879)	¥ (136,503)
To be recovered after more than 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	748,500	394,474
Deferred tax liabilities	(122,034)	(127,105)
To be recovered within 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	21,411	102,446
Deferred tax liabilities	¥ (5,901)	¥ (5,774)